Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of variations of income tax (expense) recovery from rates applicable to income before income taxes
Variations of income tax expense (recovery) from the basic Canadian federal and provincial combined income tax rates applicable to income before income taxes are as follows:

		2023		2022
	$	%	$	%
Income before income taxes	14,947		87,537
Statutory income tax rate		26.5		26.5
Income tax expense at statutory income tax rate	3,961		23,197

Changes resulting from:
Permanent difference items	(3,974)		2,564
Foreign income tax rate differences	(23,692)		(22,071)
Adjustments in respect of prior year	426		(2,385)
Change in unrecognized deductible (taxable) temporary differences	14,675		(2,600)
Share-based payments	23,259		26,984
Other	988		(107)
Total income tax expense	15,643		25,582

Schedule of details and components of income tax expense (recovery)
The details of income tax expense (recovery) are as follows:

	2023	2022
	$	$
Income tax expense (recovery)
Current	43,591	38,527
Deferred	(27,948)	(12,945)
	15,643	25,582
The components of current income tax expense are as follows:

	2023	2022
	$	$
Current income tax expense
Current	43,391	38,139
Adjustment of prior year income tax expense	200	388
	43,591	38,527
The components of deferred income tax recovery are as follows:

	2023	2022
	$	$
Deferred income tax recovery
Origination and reversal of temporary differences	(42,849)	(7,571)
Change in unrecognized deductible (taxable) temporary differences	14,675	(2,600)
Adjustment of prior year income tax expense (recovery)	226	(2,774)
	(27,948)	(12,945)

Schedule of deferred income taxes
The details of changes of deferred income taxes are as follows for the year ended December 31, 2023:

	Deferred tax assets (liabilities) as at December 31, 2022	Recognized in net loss	Business combinations	Equity	Foreign currency exchange differences	Deferred tax assets (liabilities) as at December 31, 2023
	$	$	$	$	$	$
Deferred tax assets
Share-based payments	3,128	5,551	1,027	(748)	55	9,013
Net operating tax losses carried forward	6,432	(4,996)	6,863	—	(2,468)	5,831
Intangible assets	6,460	(6,460)	—	—	—	—
Accrued liabilities	3,830	3,358	1,399	—	(1,519)	7,068
Other	—	17,079	2,955	—	3,610	23,644
Total deferred tax assets	19,850	14,532	12,244	(748)	(322)	45,556

Deferred tax liabilities
Intangible assets	(62,535)	12,758	(142,620)	—	827	(191,570)
Other	(661)	661	—	—	—	—
Property and equipment	(413)	(21)	(1,134)	—	(1)	(1,569)
Deferred costs	(773)	18	—	—	753	(2)
Total deferred tax liabilities	(64,382)	13,416	(143,754)	—	1,579	(193,141)
Total net deferred tax assets (liabilities)	(44,532)	27,948	(131,510)	(748)	1,257	(147,585)
The details of changes of deferred income taxes are as follows for the year ended December 31, 2022:

	Deferred tax assets (liabilities) as at December 31, 2021	Recognized in net income	Business combination	Equity	Foreign currency exchange differences	Deferred tax assets (liabilities) as at December 31, 2022
	$	$	$	$	$	$
Deferred tax assets
Share-based payments	4,314	1,798	—	(2,887)	(97)	3,128
Net operating tax losses carried forward	4,018	468	1,272	594	80	6,432
Intangible assets	3,925	2,526	—	—	9	6,460
Accrued liabilities	2,924	883	27	—	(4)	3,830
Total deferred tax assets	15,181	5,675	1,299	(2,293)	(12)	19,850

Deferred tax liabilities
Intangible assets	(70,043)	5,728	—	—	1,780	(62,535)
Other	(1,800)	1,134	—	—	5	(661)
Property and equipment	(905)	684	—	—	(192)	(413)
Deferred costs	(497)	(276)	—	—	—	(773)
Total deferred tax liabilities	(73,245)	7,270	—	—	1,593	(64,382)
Total net deferred tax assets (liabilities)	(58,064)	12,945	1,299	(2,293)	1,581	(44,532)
The deferred income taxes are presented on the consolidated statements of financial position as follows:

	2023	2022
	$	$
Deferred tax assets	4,336	17,172
Deferred tax liabilities	(151,921)	(61,704)
	(147,585)	(44,532)

Schedule of unrecognized deferred income tax assets
Unrecognized deferred income tax assets balances are as follows:

	2023	2022
	$	$
Net operating tax losses carried forward	41,838	24,973
Unused tax credits	2,356	515
Deductible temporary differences, including capital losses	22,715	26,312

Schedule of net operating tax losses carried forward with no deferred tax asset
The net operating tax losses carried forward for which no deferred income tax asset was recognized expire as follows:

As at December 31, 2023	Gross amount of net operating tax losses carried forward	Tax-effected	Expiry Period
	$	$
Expire	148,354	39,314	2031 to 2043
Never expire	14,685	2,524	N/A
	163,039	41,838

As at December 31, 2022	Gross amount of net operating tax losses carried forward	Tax-effected	Expiry Period
	$	$
Expire	91,163	24,165	2031 to 2042
Never expire	4,586	808	N/A
	95,749	24,973

Disclosure of unused tax credits
The unused tax credits for which no deferred income tax asset was recognized expire as follows:

As at December 31, 2023	Unused tax credits	Expiry period
	$	$
Expire	2,356	2031 to 2033
Never expire	0	N/A
	2,356

As at December 31, 2022	Unused tax credits	Expiry period
	$	$
Expire	515	2031 to 2032
Never expire	0	N/A
	515